    As filed with the Securities and Exchange Commission on December 15, 1999
                                                      Registration Nos. 33-22884
                                                                        811-5577
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.                         |_|

                       Post-Effective Amendment No. 30                       |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

                              Amendment No. 32                               |X|
                          ----------------------------

                             The Glenmede Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-442-8299

                             Michael P. Malloy, Esq.
                                    Secretary
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

   It is proposed that this filing will become effective (check appropriate box)

   |_| immediately upon filing pursuant to paragraph (b)

   |_| on February 28, 1999 pursuant to paragraph (b)

   |_| 60 days after filing pursuant to paragraph (a)(i)

   |_| on (date) pursuant to paragraph (a)(i)

   |X| 75 days after filing pursuant to paragraph (a)(ii)

   |_| on (date) pursuant to paragraph (a)(ii) of rule 485.

   If appropriate, check the following box:

   |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   The purpose of this Post-Effective Amendment is to register one new portfolio of Registrant and its shares.
          Title of Securities Being Registered: Shares of Common Stock

--------------------------------------------------------------------------------

                             THE GLENMEDE FUND, INC.



                                   Prospectus

                                ___________, 2000




                              Core Value Portfolio





                               Investment Advisor
                           The Glenmede Trust Company








The Securities and Exchange Commission has not approved or disapproved the Portfolio's securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY..........................................................2

INVESTMENTS..................................................................5

PRICE OF PORTFOLIO SHARES....................................................6

PURCHASE OF SHARES...........................................................6

REDEMPTION OF SHARES.........................................................7

ADDITIONAL INFORMATION ON THE PURCHASE
     AND REDEMPTION OF SHARES OF THE PORTFOLIO...............................7

DIVIDENDS AND DISTRIBUTIONS..................................................7

TAXES........................................................................8

MANAGEMENT OF THE PORTFOLIO..................................................9

GENERAL INFORMATION..........................................................9

FINANCIAL HIGHLIGHTS........................................................10

                               RISK/RETURN SUMMARY



Investment Goal                              Long-term total return consistent
                                             with reasonable risk to principal.

Principal Investments                        Equity securities, such as common
                                             stocks, including dividend paying
                                             common stocks, of companies with
                                             market capitalizations similar to
                                             the Standard & Poor's 500 Composite
                                             Stock Price Index that the Advisor
                                             believes are undervalued. The
                                             Advisor uses its own computer
                                             model, which ranks stocks, as an
                                             investment guide.


Principal Risks of Investing                 Equity securities may decline over
                                             short or even extended periods of
                                             time. Equity markets tend to be
                                             cyclical: there are times when
                                             stock prices generally increase,
                                             and other times when they generally
                                             decrease. Therefore, you could lose
                                             money by investing in the
                                             Portfolio.

                                             In addition, the Portfolio is
                                             subject to the risk that the
                                             particular types of stocks held by
                                             the Portfolio will underperform
                                             other types of stocks.

                                             An investment in the Portfolio is
                                             not a bank deposit and is not
                                             insured or guaranteed by the
                                             Federal Deposit Insurance
                                             Corporation or any other government
                                             agency.


Who may want to                              The Portfolio may be appropriate
 invest in the Portfolio                     for you if you want your capital to
                                             grow over the long term, are
                                             investing for goals several years
                                             away, and are comfortable with
                                             stock market risks. The Portfolio
                                             may not be appropriate for you if
                                             you are investing for short-term
                                             goals, or are mainly seeking
                                             current income.

Bar Chart and                                Since the Portfolio has not yet
 Performance Table                           completed a full calendar year of
                                             operations, there is no Bar Chart
                                             and Performance Table information
                                             available.

Fees and Expenses of the Portfolio           This table describes the fees and
                                             expenses that you may pay if you
                                             buy and hold shares of the
                                             Portfolio.

               --------------------------------------------- ------------------
               --------------------------------------------- ------------------
               Shareholder Fees (fees paid
               Directly from your investment)
               --------------------------------------------- ------------------
               Maximum Account Fee (annual percentage of
               assets under management)*...............              1.00%**
               --------------------------------------------- ------------------

               --------------------------------------------- ------------------
               Annual Portfolio Operating Expenses
               (expenses that are deducted from
               Portfolio assets)
               --------------------------------------------- ------------------
                Management Fees.........................               .45%
               --------------------------------------------- ------------------
                Other Expenses***.......................               .12%
               --------------------------------------------- ------------------

               --------------------------------------------- ------------------
                Total Annual Portfolio Operating
                Expenses................................               .57%
                                                                     =====
               --------------------------------------------- ------------------
  ---------------------

* Investors in the Portfolio may be clients of the Advisor or its Affiliates ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that the Advisor or an Affiliate would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). The actual annual fees ("Client Fees") charged by the Advisor and Affiliates for such services vary depending on a number of factors, including the particular services provided to the client, but are generally lower than 1% of the client's assets under management. Investors also may have to pay various fees to others to become shareholders of the Portfolio. See "Purchase of Shares."

** The Advisor and Affiliates currently intend to exclude the portion of its clients' assets invested in the Portfolio when calculating Client Fees.

*** "Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 Year         3 Years
                                 ------         -------

                                  $58             $183

                                   INVESTMENTS

Objective and Principal Strategies

         To help you decide whether the Portfolio is appropriate for you, this section looks more closely at the Portfolio's investment objective and policies. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

         The Portfolio's investment objective may be changed by the Board members without shareholder approval.

         The investment objective of the Portfolio is to provide maximum long-term total return consistent with reasonable risk to principal.

         The Advisor attempts to achieve the Portfolio's objective by investing, under normal market conditions, at least 65% of the value of its total assets in equity securities, such as common stocks, including dividend paying common stocks, of companies with market capitalizations greater than $5 billion at the time of purchase that the Advisor believes are undervalued. The overall average capitalization of the Portfolio is maintained at a level similar to the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index.

         The Advisor will actively manage this Portfolio based upon its ongoing analysis of economic, financial and market developments. The Advisor also will use its own equity computer model, which ranks stocks, as an investment guide along with other portfolio optimization tools. The Advisor currently runs its equity computer model at least weekly.

         Other factors considered by the Advisor in the selection of securities to buy and sell for this Portfolio include price-to-earnings ratios, price-to-book value ratios, earnings-to-yields ratios, price-to-cash flow ratios, return on equity ratios, debt-to-equity ratios, dividend yields, earnings growth rates and historic price patterns. The Advisor expects that the average price-to-earnings ratio of the holdings of the Portfolio will be equal to or less than the average price-to-earnings ratio of the S&P 500 Index. The Advisor will sell a portfolio security when, as a result of quantitative and qualitative analysis, the Advisor believes that holding that security is no longer consistent with the Portfolio's investment objective. Consequently, a security may be sold for a number of reasons, including performance, a change in its quantitative ranking by the Advisor's equity computer model, or due to changing industry or specific company operating or financial fundamentals.

         The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high brokerage commission expenses and other transaction costs, which may adversely affect the Portfolio's performance. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for federal income tax purposes.

         The Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include various short-term instruments, for example, certificates of deposit, time deposits, bankers' acceptances, commercial paper or similar money market instruments. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio's performance. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective.

Risks

         The risks of investing in the Portfolio have been described above in the Risk/Return Summary. The following supplements that description.

Selection of Investments

         The Advisor evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Other Types of Investments

         This Prospectus describes the Portfolio's principal investment strategies, and the particular types of securities it may select for investment. The Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information, which is referred to on the Back Cover of this Prospectus.


                            PRICE OF PORTFOLIO SHARES

         The price of shares issued by the Portfolio is based on the Portfolio's net asset value ("NAV"). The Portfolio's NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time), on each day that the Exchange is open for business.

         Marketable equity securities are priced at market value. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board of Directors of The Glenmede Fund, Inc. ("Glenmede Fund").

                               PURCHASE OF SHARES

         Shares of the Portfolio are sold without a sales commission on a continuous basis to the Advisor acting on behalf of its clients or the clients of its Affiliates ("Clients") and to certain employee benefit plans and certain institutions (the "Institutions"), at the NAV per share next determined after receipt of the purchase order by the transfer agent. There are no minimum initial or subsequent investment requirements for the Portfolio. Beneficial ownership of shares will be reflected on books maintained by the Advisor or the Institutions. The Advisor has informed Glenmede Fund that neither it nor its Affiliates currently have any minimum or subsequent investment requirements for their Clients' investments in the Portfolio. Other Institutions may have such requirements. If you wish to purchase shares in the Portfolio you should contact the Advisor by telephone or facsimile or your Institution.

         Your broker/dealer or Institution may charge you for purchasing or selling shares of the Portfolio. There is no transaction charge for shares purchased directly from the Portfolio through the Advisor.

         Purchases of the Portfolio's shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.


                              REDEMPTION OF SHARES

         You may redeem shares of the Portfolio at any time, without cost, at the NAV per share next determined after the transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, contact the Advisor or your Institution.

         You will ordinarily be paid your redemption proceeds within one business day, but in no event more than seven days, after the transfer agent receives your order in proper form. Redemption orders are effected at the NAV per share next determined after receipt of the order. Glenmede Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission (the "SEC").

         Redemption proceeds are normally paid in cash, although Glenmede Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio's NAV, whichever is less, within a 90 day period. Any additional redemption proceeds would be made in readily marketable securities.


              ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION
                           OF SHARES OF THE PORTFOLIO

         Glenmede Fund may appoint one or more entities as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to Glenmede Fund's transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by Glenmede Fund's transfer agent not later than the next business morning.


                           DIVIDENDS AND DISTRIBUTIONS

         The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.

         The Portfolio normally distributes any realized net capital gains at least once a year.

                                      TAXES

Federal Taxes

         The Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Portfolio distributions will generally be taxable as ordinary income. You will be subject to income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

         You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

         You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

State and Local Taxes

         Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on federal securities.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                           MANAGEMENT OF THE PORTFOLIO

Investment Advisor

         The Glenmede Trust Company with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolio (the "Advisor"). The Advisor, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is a wholly-owned subsidiary of The Glenmede Corporation. At September 30, 1999, the Advisor had over $15.7 billion in assets in the accounts for which it serves in various capacities including as executor, trustee or investment advisor.

         Under an Investment Advisory Agreement with Glenmede Fund, the Advisor, subject to the control and supervision of Glenmede Fund's Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. It is the responsibility of the Advisor to make investment decisions for the Portfolio and to place the Portfolio's purchase and sell orders.

         For its services, the Advisor is entitled to receive a management fee at the annual rate of .45% the Portfolio's average net assets. Additionally, shareholders in the Portfolio who are clients of the Advisor, or an affiliate of the Advisor, pay fees which vary, depending on the capacity in which the Advisor or its affiliate provides fiduciary and investment services to the particular client (e.g., personal trust, estate settlement, advisory and custodian services). Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.

         Stephen A. Mozur, CFA, CPA, is the portfolio manager primarily responsible for the management of the Portfolio. Mr. Mozur has been employed by the Advisor as a portfolio manager since February 1998. Prior to joining the Advisor, he was responsible for portfolio management and research at Newbold's Asset Management from 1987 to 1997 and Pilgrim Baxter & Associates from 1997 to February 1998.

                               GENERAL INFORMATION

         If you have any questions regarding the Portfolio contact Glenmede Fund at the address or telephone number stated on the back cover page.

                              FINANCIAL HIGHLIGHTS

         The Portfolio had not commenced investment operations as of ____, 2000. Therefore, no financial highlights information is available.

Where to find more information

More Portfolio information is available to you upon request and without charge:

Statement of Additional Information (SAI)

The SAI includes additional information about the Portfolio's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

You can get free copies of the Portfolio's SAI. You may also request other information about the Portfolio, and make inquiries.

Write to:

                  The Glenmede Fund, Inc.
                  One South Street
                  Baltimore, MD  21202

  By phone:
                  1-800-442-8299


Information about the Portfolio (including the Portfolio's SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

Glenmede Fund's Investment Company Act File No. is 811-5577

                             THE GLENMEDE FUND, INC.
                                 (800) 442-8299

                              CORE VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 1999


         This Statement of Additional Information is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.'s ("Glenmede Fund") Prospectus dated ____________, 1999 with respect to the Core Value Portfolio, as amended or supplemented from time to time (the "Prospectus"). No investment in shares of the Core Value Portfolio should be made without first reading the Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus is available without charge, upon request, by calling the Fund at the above telephone number.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.

                                Table of Contents

                                                                            Page

THE FUND......................................................................1
INVESTMENT STRATEGIES.........................................................1
INVESTMENT POLICIES AND RISKS.................................................1
PRICE OF PORTFOLIO SHARES.....................................................6
PURCHASE OF SHARES............................................................7
REDEMPTION OF SHARES..........................................................7
SHAREHOLDER SERVICES..........................................................7
PORTFOLIO TURNOVER............................................................7
INVESTMENT LIMITATIONS........................................................8
MANAGEMENT OF THE FUND.......................................................10
INVESTMENT ADVISORY AND OTHER SERVICES.......................................12
PORTFOLIO TRANSACTIONS.......................................................15
ADDITIONAL INFORMATION CONCERNING TAXES......................................15
PERFORMANCE CALCULATIONS.....................................................17
GENERAL INFORMATION..........................................................18
FINANCIAL STATEMENTS.........................................................19
OTHER INFORMATION............................................................20
APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS...........................A-1

                                    THE FUND

         Glenmede Fund was organized as a Maryland corporation on June 30, 1988. Glenmede Fund's Articles of Incorporation authorize its Board of Directors to issue 2,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios (collectively, the "Portfolios") from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. Currently, Glenmede Fund is offering shares of the following Portfolios: International Equity Portfolio, Large Cap Value Portfolio, Core Value Portfolio, Small Capitalization Equity Portfolio (Advisor Shares and Institutional Shares), Small Capitalization Growth Portfolio, Tax Managed Equity Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Institutional International Portfolio. This Statement of Additional Information pertains to the Core Value Portfolio.

         Glenmede Fund is an open-end, management investment company. The Core Value Portfolio (the "Portfolio") is a diversified Portfolio of Glenmede Fund.


                              INVESTMENT STRATEGIES

         The following investment strategies supplement those set forth in the Prospectus. Unless specified below and except as described under "Investment Limitations," the following investment strategies are not fundamental and the Fund's Board may change such strategies without shareholder approval.

         From time to time, the Advisor may revise its equity computer model programs to maintain or enhance the Portfolio's performance.

         The Portfolio intends to remain, for the most part, fully invested in equity securities which may include American Depository Receipts ("ADRs") listed on the New York Stock Exchange. The Portfolio will not engage in "market timing" transactions. However, for temporary purposes this Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's, or in similar money market securities.

                          INVESTMENT POLICIES AND RISKS

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the Portfolio to be subject to repurchase agreements.

         In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price.

          If the seller defaulted on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

         Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.

Borrowing

         As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks. However, the Portfolio will not borrow money for speculative purposes. If the market value of a Portfolio's securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

Securities Lending

         The Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the Fund's Board.

         There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities.

"When Issued," "Delayed Settlement," and Forward Delivery Securities

         The Portfolio may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a when issued, delayed settlement or forward delivery transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Portfolio will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolio's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

         Securities purchased or sold on a "when issued," "delayed settlement" or "forward delivery" basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, the Portfolio relies on the seller to complete the transaction; the seller's failure to do so may cause the Portfolio to miss an advantageous price or yield.

Investment Company Securities

         In connection with the management of its daily cash positions, the Portfolio may invest in securities issued by other open-end companies which invest in the obligations of the U.S. Government and its guaranteed or sponsored agencies. Except as otherwise permitted under the 1940 Act, the Portfolio limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which the Portfolio invests may decline in value.

Illiquid Securities

         The Portfolio will not invest more than 10% of its net assets in securities that are illiquid. These securities are subject to the risk that should the Portfolio need to dispose of such securities, there may not be a ready market or the Portfolio may have to sell such securities at an undesirable price.

Foreign Securities

         The Portfolio may invest in foreign securities. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

         Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned. The inability of the Portfolio to make intended security purchases due to these and other settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although the Portfolio may invest in securities denominated in foreign currencies, the Portfolio values its securities and other assets in U.S. dollars. As a result, the NAV of the Portfolio's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Portfolio's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolio makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio's securities in its local market. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolio's securities in its local market. In addition to favorable and unfavorable currency exchange rate developments, the Portfolio is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Depositary Receipts

         The Portfolio may purchase certain sponsored or unsponsored depositary receipts. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in depositary receipts will be deemed to be investments in the underlying securities. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

         The Portfolio may invest in American Depository Receipts ("ADRs"). ADRs are depository receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.

         Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in ADRs, involve risks similar to those accompanying direct investments in foreign securities.

Interest Rate Risks

         The Portfolio may invest in fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.

Credit Risks

         Because the Portfolio may invest in fixed-income securities, it is subject to "credit risk"-- the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government Securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

         The Portfolio may invest in securities which have the lowest rating in the investment grade category (i.e., Baa by Moody's or BBB by S&P). Such securities are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Ratings published by nationally recognized statistical rating organizations are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

U.S. Government Obligations

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.


                            PRICE OF PORTFOLIO SHARES

         The NAV per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less liabilities, by the total number of its shares outstanding.

         Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices.

         The Portfolio's marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, pursuant to which
(i) such securities shall be valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days maturity, at their market or fair value on the 61st day prior to maturity, and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.

         Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence is believed to have changed such value, however, the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board. These securities may trade on days when shares of the Portfolio are not priced; as a result, the NAV of shares of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.


                               PURCHASE OF SHARES

         The purchase price of shares of the Portfolio is the NAV next determined after receipt of the purchase order by the Fund. It is the responsibility of the Advisor or Institutions to transmit orders for share purchases to Investment Company Capital Corp. ("ICC"), the Fund's transfer agent, and to deliver required funds to The Chase Manhattan Bank, N.A., the Fund's custodian, on a timely basis.

         The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio's investment objectives and policies.

                              REDEMPTION OF SHARES

         Redemption proceeds are normally paid in cash, although Glenmede Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio's NAV, whichever is less, within a 90 day period. Any additional redemption proceeds would be made in readily marketable securities.

                              SHAREHOLDER SERVICES

         Shareholders may transfer shares of the Portfolio to another person. An investor wishing to transfer shares should contact the Advisor.

                               PORTFOLIO TURNOVER

         The Portfolio will not normally engage in short-term trading, but reserves the right to do so. A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor will not consider turnover rate a limiting factor in making investment decisions consistent with the Portfolio's investment objectives and policies.

                             INVESTMENT LIMITATIONS

         The Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

         (1) invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts and options;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

         (4) purchase on margin or sell short, except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (7) borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

         (8) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this Statement of Additional Information and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (9)      underwrite the securities of other issuers;

         (10) invest for the purpose of exercising control over management of any company;

         (11) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

         (13) write or acquire options or interests in oil, gas or other mineral exploration or development programs; and

         (14) with respect as to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

         If the Portfolio's borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less. Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of the Portfolio's total net assets.

         In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUND

         The Fund's officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers.

Board Members and Officers

         The business and affairs of the Fund are managed under the direction of the Board. The following is a list of the Board members and officers of the Fund and a brief statement of their principal occupations during the past five years:

Name and Address                          Age      Principal Occupation During Past Five Years
---------------------------               ---      -------------------------------------------
H. Franklin Allen, Ph.D.                   43      Director of Glenmede Fund; Trustee of The Glenmede
Finance Department                                 Portfolios; Nippon Life Professor of Finance and Economics;
The Wharton School                                 Professor of Finance and Economics from 1990-1996; Vice Dean and
University of Pennsylvania                         Director of Wharton Doctoral Programs from 1990-1993.  He has been
Philadelphia, PA  19104-6367                       employed by The University of Pennsylvania since 1980.

Willard S. Boothby, Jr.                    78      Director of Glenmede Fund; Trustee of The Glenmede
600 East Gravers Lane                              Portfolios; Director, Penn Engineering & Manufacturing Corp.;
Wyndmoor, PA  19118                                Former Director of Georgia-Pacific Corp.; Former Managing Director
                                                   of Paine Webber, Inc.

John W. Church, Jr.*                       67      Chairman and Director of Glenmede Fund; Chairman and Trustee of The
44 Wistar Road                                     Glenmede Portfolios; Retired, formerly the Executive Vice President
Villanova, PA  19085                               and Chief Investment Officer of The Glenmede Trust Company from
                                                   1979 - 1997.

Francis J. Palamara                        74      Director of Glenmede Fund; Trustee of The Glenmede
P.O. Box 44024                                     Portfolios; Trustee of Gintel Fund; Former Director of XTRA
Phoenix, AZ  85064-4024                            Corporation; Former Executive Vice President--Finance of ARAMARK,
                                                   Inc.

G. Thompson Pew, Jr.*                      57      Director of Glenmede Fund; Trustee of The Glenmede
310 Caversham Road                                 Portfolios; Director of The Glenmede Trust Company;
Bryn Mawr, PA  19010                               Former Director of Brown & Glenmede Holdings, Inc.; Former
                                                   Co-Director, Principal and Officer of Philadelphia Investment Banking Co.;
                                                   Former Director and Officer of Valley Forge Administrative Services
                                                   Company.

Name and Address                          Age      Principal Occupation During Past Five Years
---------------------------               ---      -------------------------------------------
Mary Ann B. Wirts                          48      President of Glenmede Fund and the Glenmede Portfolios; First Vice
One Liberty Place                                  President and Manager of The Fixed Income Division of The Glenmede
1650 Market Street, Suite 1200                     Trust Company.  She has been employed by The Glenmede Trust Company
Philadelphia, PA  19103                            since 1982.

Kimberly C. Osborne                        33      Executive Vice President and Treasurer of Glenmede Fund and the
One Liberty Place                                  Glenmede Portfolios; Vice President of The Glenmede Trust Company.
1650 Market Street, Suite 1200                     She has been employed by The Glenmede Trust Company since 1993.
Philadelphia, PA  19103

Michael P. Malloy                          40      Secretary of Glenmede Fund; Partner in the law firm of Drinker
One Logan Square                                   Biddle & Reath LLP.
18th and Cherry Streets
Philadelphia, PA 19103-6996

--------------
*Board members Church and Pew are "interested persons" of Glenmede Fund as that term is defined in the 1940 Act.

         Messrs. Allen, Boothby, Church, Palamara and Pew are members of the Audit and Valuation Committees of the Board of Directors. The Audit Committee, among other things, reviews the results of the annual audit and recommends to the Fund the firm to be selected as independent auditors. The Valuation Committee determines, in consultation with the Fund's administrator and Advisor, the fair value of certain securities pursuant to procedures adopted by the Board of Directors.

Remuneration of Board Members

         Glenmede Fund pays each Board member, other than officers of the Advisor, an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. Board members receive no compensation as members of the Audit or Valuation Committees. Officers of the Fund receive no compensation as officers from the Fund.

         Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 1999, from Glenmede Fund and Glenmede Portfolios (collectively, the "Funds"). Each director of Glenmede Fund is also a trustee of Glenmede Portfolios.

                                                                            Pension or
                                                                            Retirement        Estimated
                                    Aggregate          Aggregate             Benefits          Annual
                                 Compensation        Compensation              Total          Benefits        Total
          Name of                     from               From               Part of the         Upon      Compensation
     Person, Position             Glenmede Fund   Glenmede Portfolios     Funds' Expenses    Retirement  From the Funds
     ----------------           ---------------   -------------------     ---------------    ----------  --------------
Dr. H. Franklin Allen, Ph.D.,      $14,943.59         $1,056.41               None              None        $16,000.00
Director/Trustee

Willard S. Boothby, Jr.,           $14,943.59         $1,056.41               None              None        $16,000.00
Director/Trustee

John W. Church, Jr.                $14,943.59         $1,056.41               None              None        $16,000.00
Director/Trustee

Francis J. Palamara,               $14,943.59         $1,056.41               None              None        $16,000.00
Director/Trustee

G. Thompson Pew, Jr.,              $14,943.59         $1,056.41               None              None        $16,000.00
Director/Trustee

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

         The Advisor, The Glenmede Trust Company, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is the wholly-owned subsidiary of The Glenmede Corporation (the "Corporation") whose shares are closely held by 79 shareholders. The Corporation has a nine person Board of Directors which, at December 31, 1998, collectively, owned 98.67% of the Corporation's voting shares and 36.18% of the Corporation's total outstanding shares. The members of the Board and their respective interests in the Corporation at December 31, 1998 are as follows:

The Glenmede Corporation                          Percent of         Percent of
Board of Directors                                Voting Shares     Total Shares
------------------------                          -------------     ------------

Susan W. Catherwood...........................       10.83%             1.16%
Richard F. Pew................................       10.83%             1.00%
Thomas W. Langfitt, M.D.......................       11.07%             8.87%
Arthur E. Pew III.............................       10.83%             1.00%
J. Howard Pew, II.............................       10.83%             1.35%
J. N. Pew, III................................       11.07%             5.06%
J. N. Pew, IV.................................       11.07%             1.36%
R. Anderson Pew...............................       11.07%             5.64%
Ethel Benson Wister...........................       11.07%            10.74%
                                                     ------            ------
                                                     98.67%            36.18%

         The Advisor is entitled to receive a fee from the Portfolio for its services, calculated daily and payable monthly, at the annual rate of .45% of the Portfolio's average daily net assets.

         Shareholders in the Portfolio may be clients of the Advisor or an Affiliate and, as clients, pay fees which vary depending on the capacity in which the Advisor or Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory and custodian services. For example, for advisory services, the Advisor charges its clients up to 1% on the first $2 million of principal, .60% on the next $3 million of principal, .50% on the next $5 million of principal. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Administrative, Transfer Agency and Dividend Paying Services

         ICC, One South Street, Baltimore, Maryland 21202, serves as the Fund's administrator, transfer agent and dividend paying agent pursuant to a Master Services Agreement, and in those capacities supervises all aspects of the Fund's day-to-day operations, other than management of the Fund's investments. ICC is an indirect subsidiary of Deutsche Bank AG. For its services as administrator, transfer agent and dividend paying agent, ICC is entitled to receive fees from the Funds equal to .12% of the first $100 million of the combined net assets of all portfolios of the Funds; .08% of the next $150 million of the combined net assets of all portfolios of the Funds; .04% of the next $500 million of the combined net assets of all portfolios of the Funds; and .03% of the combined net assets of all portfolios of the Funds over $750 million. The fee is allocated to each portfolio based on its relative net assets.

Shareholder Services Plan

         Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998 under which the Fund may pay a fee to broker/dealers, banks and other financial institutions (including the Advisor and its affiliates) that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of shares in the Portfolio. Under the Plan, Servicing Agents enter into Shareholder Servicing

Agreements (the "Agreements") with the Fund. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients ("Customers") who beneficially own shares of the Portfolio. The fee, which is at an annual rate of .05%, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by the Portfolio in connection with the Agreements and the implementation of the Plan shall be borne entirely by the holders of the shares of the Portfolio and will result in an equivalent increase to the Portfolio's Total Annual Portfolio Operating Expenses.

         The services provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from Customers and transmitting purchase and redemption orders to the transfer agent; providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to Customers showing their positions; arranging for bank wires; responding to Customers' inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; and providing such other similar services as may be reasonably requested.

         The Advisor has entered into an Agreement with the Fund to provide shareholder support services to their clients who beneficially own shares of the Portfolio.

Custodian

         Custody services are provided to the Portfolio by The Chase Manhattan Bank, N.A., 3 Chase Metrotech Center, Brooklyn, New York 11245.

Distributor

         Shares of the Fund are distributed continuously and are offered without a sales load by ICC Distributors, Inc. ("ICC Distributors"), Two Portland Square, Portland, Maine 04101, pursuant to a Distribution Agreement between the Fund and ICC Distributors. ICC Distributors receives no fee from the Fund for its distribution services.

Independent Accountants

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, serves as the Fund's independent accountants and will audit its financial statements annually.

Counsel

         Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund.

Reports

         Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

                             PORTFOLIO TRANSACTIONS

         The Investment Advisory Agreement authorizes the Advisor, to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor's other clients.

         Because shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of shares which may be made through such firms. However, the Advisor may place portfolio orders with qualified broker-dealers who refer clients to it.

         Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.


                     ADDITIONAL INFORMATION CONCERNING TAXES

General

           The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Such qualification generally relieves the Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt income (if any) net of certain deductions for a taxable year. (In general, the Portfolio's investment company taxable income will be the sum of its net investment income, including interest and dividends, subject to certain adjustments, and net short-term capital gain over net long-term capital loss, if any, for such year.) In addition, the Portfolio must satisfy certain requirements with respect to the source of its income for a taxable year and the diversification of its investments as of the end of each quarter.

         If for any taxable year the Portfolio does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

         A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and net capital gain (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any net capital gain prior to the end of each calendar year to avoid liability for this excise tax.

         The tax principles applicable to transactions in financial instruments that may be engaged in by the Portfolio, and investments as passive foreign investment corporations ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

         In addition, in the case of any shares of a PFIC in which the Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


                            PERFORMANCE CALCULATIONS

         The Portfolio may compare its total returns for the shares to that of other investment companies with similar investment objectives and to stock and other relevant indices such as the S&P 500 Index or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total returns of the shares of the Portfolio may also be compared to data prepared by Lipper, Inc. ("Lipper").

         Performance quotations represent the Portfolio's past performance and should not be considered as indicative of future results. Since performance will fluctuate, performance data for the Portfolio should not be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses and market conditions. Any other management fees charged by the Advisor, an Affiliate to its respective clients, or Institutions to their respective clients will not be included in the Portfolio's calculations of yield, effective yield, tax-equivalent yield or total return as appropriate.

         The Portfolio computes its average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                       T      =        [(ERV)1/n - 1]
                                         ---
                                         P
               Where:  T      =        average annual total return.

                       ERV    =        ending redeemable value at the end of the
                                       period covered by the computation of a
                                       hypothetical $1,000 payment made at the
                                       beginning of the period.

                       P      =        hypothetical initial payment of $1,000.

                       n      =        period covered by the computation,
                                       expressed in terms of years.

         The Portfolio computes its aggregate total return by determining the aggregate rate of return during specified periods that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                       T      =        [(ERV) - 1]
                                         ---
                                         P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Portfolio's average annual total return and aggregate total return do not reflect any other fees that may be charged by the Advisor, an Affiliate to its respective clients, or Institutions to their respective clients. See "Investment Advisory and Other Services."

         As of the date of this Statement of Additional Information, the Portfolio has not commenced investment operations and, accordingly, no performance figures are available.


                               GENERAL INFORMATION

Description of Shares and Voting Rights

         The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of its Board members can elect 100% of the Board if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of Glenmede Fund's common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by Glenmede Fund's Articles of Amendment and Restatement, Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of Glenmede Fund entitled to vote thereon.

Certain Record Holders


         As of November 30, 1999, the Advisor held of record substantially all of the outstanding shares of each of the Glenmede Fund's Portfolios (including the Advisor and Institutional Share classes of the Small Capitalization Equity Portfolio). For more information about the Advisor, see "Investment Advisor" in the Prospectus. As of November 30, 1999, the directors and officers of the Glenmede Fund collectively owned less than 1% of the outstanding shares of each Portfolio of Glenmede Fund. As of November 30, 1999, no shares of the Small Capitalization Growth Portfolio or the Core Value Portfolio were issued or outstanding. As of the date of this Statement of Additional Information, The Glenmede Trust Company, the Core Value Portfolio's initial shareholder, owned all of this Portfolio's outstanding shares.

Dividends and Distributions

         The Portfolio's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating its NAV per share. Therefore, on the Portfolio's "ex-dividend" date, the NAV per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share NAV of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.


                              FINANCIAL STATEMENTS

         No Financial Statements are supplied for the Portfolio because, as of the date of the Prospectus and this Statement of Additional Information, the Portfolio had no operating history.

                                OTHER INFORMATION

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS


Commercial Paper Ratings
------------------------

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

                  "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                  * Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  "r" - The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  N.R. Not rated. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.

                  "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  `NR' indicates the Fitch IBCA does not rate the issuer or issue in question.

                  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

                  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

Description of U.S. Government Securities and Certain Other Securities
----------------------------------------------------------------------

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

Foreign Investments
-------------------

         Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Portfolio will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

         Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the Portfolio and will not entitle either the Portfolio or its shareholders to any foreign tax credit for U.S. federal income tax purposes.

                             THE GLENMEDE FUND, INC.

                            PART C. OTHER INFORMATION


             Item 23. Exhibits

                  (a) (1) Articles of Amendment and Restatement dated October 12, 1988 are incorporated herein by reference to
                           Exhibit 1(a) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 29, 1995 ("PEA #17").

                      (2) Articles Supplementary dated August 16, 1989 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) to PEA #17.

                      (3) Articles Supplementary dated February 28, 1991 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) to PEA #17.

                      (4) Articles Supplementary dated March 3, 1992 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) to PEA #17.

                      (5) Articles Supplementary dated June 2, 1992 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) to PEA #17.

                      (6) Articles Supplementary dated September 30, 1994 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) to PEA #17.

                      (7) Articles Supplementary dated December 30, 1994 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) to PEA #17.

                      (8) Articles Supplementary dated February 26, 1997 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997 ("PEA #21").

                      (9) Articles Supplementary dated September 24, 1997 to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 ("PEA #24").

                      (10) Articles of Amendment dated September 24, 1997 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) to PEA #24.

                      (11) Articles of Amendment dated September 24, 1997 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) to PEA #24.

                      (12) Articles Supplementary dated September 26, 1997 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) to PEA #24.

                      (13) Articles of Amendment dated December 23, 1997 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 ("PEA #26").

                      (14) Articles Supplementary dated December 23, 1997 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) to PEA #26.

                      (15) Articles of Amendment dated August 20, 1998 to the
                           Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 ("PEA #27").

                      (16) Articles Supplementary dated October 11, 1999 to
                           Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 ("PEA #29").

                      (17) Articles Supplementary dated December 13, 1999 to
                           Articles of Incorporation.

                  (b) By-Laws of Registrant are incorporated herein by reference to Exhibit 2 to PEA #17.

                  (c) See: Article Fifth, Articles of Amendment and Restatement
                      dated October 12, 1988 which are incorporated herein by reference to Exhibit 1(a) to PEA #17; Articles Supplementary dated August 16, 1989 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) to PEA #17; Articles Supplementary dated February 28, 1991 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) to PEA #17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) to PEA #17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) to PEA #17; Articles Supplementary dated September 30, 1994 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) to PEA #17; Articles Supplementary dated December 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(g) to PEA #17; Articles Supplementary dated February 26, 1997 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(h) to PEA #21; Articles Supplementary dated September 24, 1997 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) to PEA #24; Articles Supplementary dated September 26, 1997 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) to PEA #24; Articles Supplementary dated December 23, 1997 to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) to PEA #26; Articles Supplementary Dated October 11, 1999 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) to PEA #29; Articles Supplementary Dated December 13, 1999 to Articles of Incorporation which are included herein as Exhibit (a)(7); and Sections (7) and (11) of Article II,
                      Article VII and Section (3) of Article VIII of Registrant's By-Laws which are incorporated herein by reference to Exhibit 2 to PEA #17.

                  (d) (1) Investment Advisory Agreement between Registrant and
                          The Glenmede Trust Company dated October 25, 1988 is incorporated herein by reference to Exhibit 5(a) to PEA #17.

                      (2) Investment Advisory Agreement between Registrant and
                          The Glenmede Trust Company dated July 31, 1992 is incorporated herein by reference to Exhibit 5(b) to PEA #17.

                      (3) Amendment No. 1, dated September 13, 1994, to
                          Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) to PEA #17.

                      (4) Supplement dated November 1, 1992, to Investment
                          Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value (formerly, the Model Equity Portfolio) Portfolios is incorporated herein by reference to Exhibit 5(d) to PEA #17.

                      (5) Investment Advisory Agreement between Registrant and
                          The Glenmede Trust Company relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated herein by reference to Exhibit 5(e) to PEA #17.

                      (6) Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated herein by reference to Exhibit 5(f) to PEA #17.

                      (7) Amendment No. 1, dated December 12, 1994, to the Investment Advisory Agreement for the Emerging Markets Portfolio between the Registrant and the Glenmede Trust Company is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on February 27, 1996 ("PEA #18").

                      (8) Amendment No. 1, dated September 11, 1996, to the Investment Advisory Agreement for the Emerging Markets Portfolio between Registrant and the Glenmede Trust Company is incorporated herein by reference to
                           Exhibit 5(h) to PEA #21.

                      (9) Amendment No. 1, dated September 11, 1996, to the Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio is incorporated herein by reference to Exhibit 5(i) to PEA #21.

                      (10) Investment Advisory Agreement between the Registrant
                           and The Glenmede Trust Company relating to the Small Capitalization Equity Portfolio is incorporated herein by reference to Exhibit (d)(10) to PEA #27.

                      (11) Investment Advisory Agreement between the Registrant
                           and The Glenmede Trust Company relating to the Global Equity Portfolio dated September 16, 1997 is incorporated herein by reference to Exhibit 5(k) to PEA #26.

                      (12) Form of Investment Advisory Agreement between the
                           Registrant and The Glenmede Trust Company relating to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (d)(12) to PEA #29.

                      (13) Form of Sub-Investment Advisory Agreement among the
                           Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (d)(13) to PEA #29.

                      (14) Form of Sub-Investment Advisory Agreement among the
                           Registrant, The Glenmede Trust Company and TCW Funds Management, Inc. relating to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (d)(14) to PEA #29.

                      (15) Form of Investment Advisory Agreement between the
                           Registrant and The Glenmede Trust Company relating to the Core Value Portfolio.

                  (e) (1) Distribution Agreement dated September 10, 1997, between Registrant and ICC Distributors, Inc. is incorporated herein by reference to Exhibit 6 to PEA #24.

                      (2) Form of Appendix A to Distribution Agreement between Registrant and ICC Distributors Inc. relating to the Small Capitalization Growth and Core Value Portfolios.

                  (f)  Not Applicable.

                  (g) (1) Custody Agreement dated December 13, 1994, as amended and restated May 1, 1995 between Registrant and The Chase Manhattan Bank, N.A. is incorporated herein by reference to Exhibit 8(a) to PEA #17.

                      (2) Amendment dated May 1, 1995 to Custody Agreement between Registrant and The Chase Manhattan Bank, N.A. dated May 1, 1995 is incorporated herein by reference to Exhibit 8(b) to PEA #17.

                      (3) Form of Amendment to Exhibit A to Custody Agreement between Registrant and The Chase Manhattan Bank, N.A. relating to the Small Capitalization Growth and Core Value Portfolios.

                  (h) (1) Master Services Agreement between Registrant and Investment Company Capital Corp. dated July 1, 1995 is incorporated herein by reference to Exhibit 9(a) to PEA #17.

                      (2) Form of Amended Fee Schedule to the Master Services Agreement is incorporated herein by reference to
                           Exhibit 9(b) to PEA #21.

                      (3) Amended and Restated Shareholder Servicing Plan is incorporated herein by reference to Exhibit 9(c) to PEA #24.

                      (4) Form of Amended and Restated Shareholder Servicing Agreement is incorporated herein by reference to
                           Exhibit 9(d) to PEA #24.

                      (5) Form of Amended and Restated Shareholder Servicing Agreement and Plan relating to the Small Capitalization Growth and Core Value Portfolios.

                  (i) (1) Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 ("PEA #25").

                      (2) Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) to PEA #29.

                      (3) Opinion of Counsel as to Legality of Securities Being Registered.

                  (j) (1) Consent of Drinker Biddle & Reath LLP.

                      (2)  Consent of PricewaterhouseCoopers LLP.

                  (k)  Not Applicable.

                  (l) (1) Purchase Agreement between the Registrant and The Glenmede Trust Company relating to the Emerging Markets Portfolio dated December 12, 1994 is incorporated by reference to Exhibit 13(d) to PEA #17.

                      (2) Purchase Agreement between the Registrant and The Glenmede Trust Company relating to the Global Equity Portfolio dated September 16, 1997 is incorporated herein by reference to Exhibit 13(b) to PEA #26.

                      (3) Form of Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (l)(3) of PEA #29.

                      (4) Form of Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Core Value Portfolio.

                  (m) Not Applicable.


                  (n) Amended and Restated Plan Pursuant to Rule 18f-3 for
                      Operation of a Multi-Class System dated October 24, 1997 is incorporated herein by reference to Exhibit 18 to PEA #24.

             Item 24. Persons Controlled by or Under Common Control with
                      Registrant

                      Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

             Item 25. Indemnification

                      Reference is made to Article Ten of the Registrant's Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             Item 26. Business and Other Connections of Investment Advisor

                      (a) The Glenmede Trust Company

                      Reference is made to the caption of "Investment Advisor" in the Prospectuses in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.

                      Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 1997, as well as the capacity in which such person was connected.





                                                     Name and Principal
                  Name and Position                  Business Address                   Connection with
                  with Investment Adviser            of other Company                   other Company
                  -----------------------            ------------------                 ----------------
                  Susan W. Catherwood                The Glenmede Corporation           Director

                                                     The Glenmede Trust Company         Director
                                                     of New Jersey

                                                     PECO Energy                        Director

                                                     University of Pennsylvania         Vice Chairman,
                                                                                        Board of Trustees

                                                     The World Affairs Council          Board Member
                                                     of Philadelphia

                                                     Monell Chemical Senses             Director
                                                     Center


                                                     The Christopher Ludwick            Vice Chairman,
                                                     Foundation                         Member,
                                                                                        Board of  Managers

                                                     Executive Service Corps            Vice Chairman,
                                                     of the Delaware Valley             Board of Directors

                                                     Montessori Genesis II              Advisory Board
                                                                                        Member

                                                     United Way of Southeastern         Director
                                                     Pennsylvania

                                                     Thomas Harrison Skelton            Board Member
                                                     Foundation

                                                     The Catherwood Foundation          Board Member




                                                     Name and Principal
                  Name and Position                  Business Address                   Connection with
                  with Investment Adviser            of other Company                   other Company
                  -----------------------            ------------------                 ----------------
                  Richard F. Pew                     The Glenmede Corporation           Director

                                                     Yellowstone Center                 Director
                                                     for Mountain Environments

                                                     Mountain Research Center,          Director
                                                     Montana State University

                                                     Teton Science School;              Director
                                                     Kelly Wyoming

                  Thomas W. Langfitt, M.D.           The Glenmede Corporation           Director

                                                     Committee on Automotive            Chairman
                                                     Safety, General Motors
                                                     Corporation

                                                     University of Pennsylvania         Board Member
                                                     Medical Center


                                                     The American Philosophical         Member
                                                     Society

                                                     Greater Philadelphia Urban         Board Member
                                                     Affairs Coalition

                                                     The Philadelphia Public            Board Member
                                                     School/Business Partnership
                                                     for Reform Governing Board

                                                     Secretary's Advisory               Board Member
                                                     Committee on Infant
                                                     Mortality, Department of
                                                     Health and Human Services

                                                     Community College of               Director
                                                     Philadelphia

                                                     National Museum of                 Trustee
                                                     American History -
                                                     Smithsonian Institute


                                                     Name and Principal
                  Name and Position                  Business Address                   Connection with
                  with Investment Adviser            of other Company                   other Company
                  -----------------------            ------------------                 ----------------
                  Arthur E. Pew, III                 The Glenmede Corporation           Director

                                                     Minnesota Transportation           Member, Board of
                                                     Museum                             Trustees

                                                     Museum of Transportation           Chairman of the
                                                     Development Corporation,           Board
                                                     St. Paul, Minnesota

                                                     Manitou Island Association         Member, Board of
                                                     (White Bear Lake, Minnesota)       Directors

                                                     Osceola and St. Croix              Member, Board of
                                                     Valley Railway (Osceola,           Directors
                                                     Wisconsin)




                  J. Howard Pew, II                  The Glenmede Corporation           Director

                  J.N. Pew, III                      The Glenmede Corporation           Director

                  J.N. Pew, IV, M.D.                 The Glenmede Corporation           Director

                                                     The Glenmede Trust Company         Director
                                                     of New Jersey

                                                     Private Practice                   President
                                                     of Internal Medicine

                                                     Flying Hills Self Storage,         President
                                                     Inc.

                                                     American Red Cross,                Director
                                                     Berks County

                                                     French and Pickering Creek         Director
                                                     Conservation Trust, Inc.



                                                     Name and Principal
                  Name and Position                  Business Address                   Connection with
                  with Investment Adviser            of other Company                   other Company
                  -----------------------            ------------------                 ----------------

                  R. Anderson Pew                    The Glenmede Corporation           Director, Chairman
                                                                                        of the Board

                                                     The Glenmede Trust Company,        Director
                                                     N.A.

                                                     Sun Company, Inc.                  Director

                                                     Bryn Mawr College                  Vice Chairman,
                                                                                        Board of Trustees

                                                     The Children's Hospital            Vice Chairman of
                                                     of Philadelphia                    Board of Trustees

                                                     The Jackson Library                Member, Corporation Board
                                                                                        of Trustees

                                                     The Curtis Institute               Member, Board of Trustees
                                                     of Music, Philadelphia

                                                     Aircraft Owners and Pilots         Chairman of the Board
                                                     Association

                                                     AOPA Air Safety                    Chairman of
                                                     Foundation                         the Board of Trustees

                                                     Academy of Music                   Member,
                                                     Philadelphia, Inc.                 AOM Committee

                  Ethel Benson Wister                The Glenmede Corporation           Director

                                                     Academy of Music                   Committee Member
                                                     Philadelphia, Inc.

                                                     Concerto Soloists Orchestra        Arts Award 1997
                                                                                        Recipient

                                                     Scheie Eye Institute/Department    Recipient, Guest of Honor
                                                     Of Ophthalmology-University of     Award 1998 - Scheie
                                                     Pennsylvania                       Odyssey Ball

                                                     Philadelphia Television Network,   Board Member
                                                     Inc.



                  (b) Sub-Investment Advisor - Pictet International Management Limited

                  Pictet International Management Limited is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. Pictet International Management Limited, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

                  The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15143).

                  (c) Sub-Investment Advisor - Winslow Capital Management, Inc.

                  The officers and directors at Winslow Capital Management, Inc. are all active employees of the firm. None of the directors or officers has any other business, profession, vocation or employment outside of the firm. All of the directors and officers have been in the investment management business for at least the last ten consecutive years. Prior to joining Winslow Capital Management, Inc., Joseph J. Docter, CFA and R. Bart Wear, CFA were partners at Baird Capital Management from July 1996 to March 1997.

                  (d) Sub-Investment Advisor - TCW Funds Management, Inc.

                  The list required by this Item 26 of the activities and affiliations of the officers and directors of TCW Funds Management, Inc. is incorporated by reference to Schedules A and D of Form ADV filed by TCW Funds Management, Inc. pursuant to the Investment Advisers Act of 1940. In addition to the Funds, TCW Funds Management, Inc. serves as investment adviser or sub-adviser to a number of open-end and closed-end management investment companies that are registered under the Investment Company Act of 1940 and to a number of foreign investment companies.

Item 27. Principal Underwriters

                  (a) In addition to The Glenmede Fund, Inc., ICC Distributors, Inc. ("ICC Distributors") currently acts as distributor for The Glenmede Portfolios, BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Flag Investors International Fund, Flag Investors Emerging Growth Fund, Flag Investors Equity Partners Fund, Flag Investors Communications Fund, Flag Investors Real Estate Securities Fund, Flag Investors Value Builder Fund, Flag Investors Total Return U.S. Treasury Fund, Flag Investors Short Intermediate Income Fund, Flag Investors Managed Municipal Fund, Flag Investors BT Alex. Brown Cash Reserve Prime Series, BT Alex. Brown Cash Reserve Treasury Series and BT Alex. Brown Cash Reserve Tax-Free Series. ICC Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.


                  (b)

Name and Principal                            Position and Offices                        Position and Offices
Business Address                              with Principal Underwriter                  with Registrant
------------------                            --------------------------                  ---------------
John Y. Keffer                                President                                   None
David I. Goldstein                            Secretary                                   None
Benjamin L. Niles                             Vice President                              None
Nanette K. Chern                              Chief Compliance Officer                    None
Ronald H. Hirsch                              Treasurer                                   None
Marc D. Keffer                                Assistant Secretary                         None
Federick Skillin                              Assistant Treasurer                         None

                  (c) Not Applicable.

Item 28. Location of Accounts and Records

                           All accounts, books and other documents required to
                  be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1)      The Glenmede Trust Company
                           One Liberty Place
                           1650 Market Street, Suite 1200
                           Philadelphia, Pennsylvania 19103
                           (records relating to its function as investment advisor)

                  (2) Pictet International Management Limited Cutlers Garden 5 Devonshire Square London, United Kingdom EC2M 4LD (records relating to its function as sub-investment advisor to Emerging Markets Portfolio)

                  (3) The Chase Manhattan Bank, N.A. One Chase Manhattan Plaza New York, New York 10081 (records relating to its function as custodian)

                  (4)      Investment Company Capital Corp.
                           One South Street
                           Baltimore, Maryland 21202
                           (records relating to its functions as administrator, transfer agent and dividend disbursing agent)

                  (5)      ICC Distributors, Inc.
                           Two Portland Square
                           Portland, Maine  04101
                           (records relating to its functions as distributor)

                  (6)      Drinker Biddle & Reath LLP
                           One Logan Square
                           18th & Cherry Streets
                           Philadelphia, Pennsylvania  19103-6996
                           (Registrant's minute books)

                  (7)      Winslow Capital Management, Inc.
                           4720 IDS Tower
                           80 South Eighth Street
                           Minneapolis, Minnesota  55402
                           (records relating to its functions as sub-investment advisor to the Small Capitalization Growth Portfolio)

                  (8)      TCW Funds Management, Inc.
                           865 South Figueroa Street
                           Los Angeles, California  90017
                           (records relating to its functions as sub-investment advisor to the Small Capitalization Growth Portfolio)

Item 29. Management Services

                  Not applicable.

Item 30. Undertakings.

                  (a) Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

                  (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 15th day of December, 1999.

                                          THE GLENMEDE FUND, INC.

                                          By  /s/ Mary Anne B. Wirts
                                              -----------------------------
                                              Mary Ann B. Wirts
                                              President and Chief
                                              Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to the Registration Statement of The Glenmede Fund, Inc. has been signed by the following persons in the capacities and on the date indicated.


         Signature                                   Title                      Date
         ---------                                   -----                      ----

* John W. Church                                     Chairman                   December 15, 1999
---------------------------
John W. Church, Jr.


 /s/ Mary Ann B. Wirts                               President and              December 15, 1999
--------------------------                           Chief Executive Officer
Mary Ann B. Wirts


* H. Franklin Allen                                  Director                   December 15, 1999
--------------------------
H. Franklin Allen, Ph.D.


* Willard S. Boothby                                 Director                   December 15, 1999
--------------------------
Willard S. Boothby, Jr.


* Francis J. Palamara                                Director                   December 15, 1999
--------------------------
Francis J. Palamara

* G. Thompson Pew, Jr.                               Director                   December 15, 1999
--------------------------
G. Thompson Pew, Jr.


/s/ Kimberly C. Osborne                              Executive Vice             December 15, 1999
--------------------------                           President and
Kimberly C. Osborne                                  Treasurer


*By:  /s/ Michael P. Malloy
      -----------------------------------
      Michael P. Malloy, Attorney-in-fact

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                Power of Attorney




         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 12, 1999.


                                              /s/ H. Franklin Allen
                                              ----------------------------------
                                              H. Franklin Allen, Ph.D.

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                Power of Attorney




         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 8, 1999.

                                                /s/ Willard S. Boothby, Jr.
                                                --------------------------------
                                                Willard S. Boothby, Jr.

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                Power of Attorney




         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 12, 1999.

                                               /s/ Francis J. Palamara
                                               ---------------------------------
                                               Francis J. Palamara

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                Power of Attorney




         I hereby appoint John W. Church, Jr., Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 11, 1999.

                                             /s/ G. Thompson Pew, Jr.
                                             -----------------------------------
                                             G. Thompson Pew, Jr.

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                Power of Attorney




         I hereby appoint Michael P. Malloy or Mary Ann B. Wirts attorney for me, with full power of substitution, and in my name and on my behalf as the Chairman and a director or trustee to sign any Registration Statement or Amendment thereto of THE GLENMEDE FUND, INC. and/or THE GLENMEDE PORTFOLIOS to be filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and generally to do and perform all things necessary to be done in that connection.

         I have signed this Power of Attorney on October 9, 1999.

                                             /s/ John W. Church, Jr.
                                             -----------------------------------
                                             John W. Church, Jr.

                                  EXHIBIT INDEX


Exhibit No.


         (a) (17) Articles Supplementary dated December 13, 1999 to the Articles of Incorporation.

         (d) (15) Form of Investment Advisory Agreement relating to the Core Value Portfolio.

         (e) (2) Form of Appendix A to Distribution Agreement between Registrant and ICC Distributors, Inc. relating to the Small Capitalization Growth and Core Value Portfolios.

         (g) (3) Form of Amendment to Exhibit A to Custody Agreement between Registrant and The Chase Manhattan Bank, N.A. relating to the Small Capitalization Growth and Core Value Portfolios.

         (h) (5) Form of Amended and Restated Shareholder Servicing Agreement and Plan relating to the Small Capitalization Growth and Core Value Portfolios.

         (i) (3) Opinion of Counsel as to Legality of Securities Being
                 Registered.

         (j) (1) Consent of Drinker Biddle & Reath LLP.

             (2) Consent of PricewaterhouseCoopers LLP.

         (l) (4) Form of Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Core Value Portfolio.


                                      -16-